Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust” or “Registrant”)
(File	No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 279 to the Registration Statement of the Trust on Form N-1A, which is being filed to add the PIMCO Low Duration Portfolio and PIMCO Moderate Duration Portfolio to the Private Account Portfolio Series and to make non-material changes to the Offering Memorandum and Offering Memorandum Supplement of the Trust’s Private Account Portfolio Series.

No fees are required in connection with this filing. Please address any questions or comments concerning the attached to the undersigned at (202) 261-3464.

Sincerely,

/s/ Adam T. Teufel

Attachments